Condensed Interim Financial Statements (Details Narrative) (10Q) - shares	3 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Common stock, shares issued	1,834,510	832,235	16,641,822
Common stock, shares outstanding	1,834,510	832,235	16,641,822
Preferred stock, shares issued	125,000	125,000	2,500,000
Preferred stock, shares outstanding	125,000	125,000	2,500,000
October 19, 2017 [Member]
Reverse stock split	1-for-20 reverse stock split
October 19, 2017 [Member] | Minimum [Member]
Common stock, shares issued	832,235
Common stock, shares outstanding	832,235
October 19, 2017 [Member] | Minimum [Member] | Series A Preferred Stock [Member]
Preferred stock, shares issued	125,000
Preferred stock, shares outstanding	125,000
October 19, 2017 [Member] | Maximum [Member]
Common stock, shares issued	16,641,822
Common stock, shares outstanding	16,641,822
October 19, 2017 [Member] | Maximum [Member] | Series A Preferred Stock [Member]
Preferred stock, shares issued	2,500,000
Preferred stock, shares outstanding	2,500,000